Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-55.32%(a)
Aerospace & Defense-0.06%
United Technologies Corp. (3 mo. USD LIBOR + 0.65%)(b)	2.55%	08/16/2021	$ 1,718	$ 1,718,239
Agricultural & Farm Machinery-0.37%
John Deere Capital Corp. Series B (3 mo. USD LIBOR + 0.40%)(b)	2.50%	06/07/2021	9,638	9,673,816
Asset Management & Custody Banks-0.93%
Bank of New York Mellon Corp. (The) (3 mo. USD LIBOR + 0.28%)(b)	2.18%	06/04/2021	6,349	6,356,439
Bank of New York Mellon Corp. (The) (3 mo. USD LIBOR + 0.30%)(b)	2.43%	12/04/2020	10,000	10,000,048
Bank of New York Mellon Corp. (The)	2.60%	08/17/2020	8,000	8,036,380
				24,392,867
Automobile Manufacturers-2.33%
American Honda Finance Corp. Series 2019-B, Class A2B (3 mo. USD LIBOR + 0.35%)(b)	2.49%	06/11/2021	5,625	5,641,701
American Honda Finance Corp. (3 mo. USD LIBOR + 0.47%)(b)	2.50%	01/08/2021	8,667	8,699,821
BMW US Capital, LLC (c)	2.00%	04/11/2021	9,775	9,780,515
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	2.97%	07/08/2021	5,000	5,014,507
Toyota Motor Credit Corp.	2.20%	01/10/2020	8,000	8,002,107
Toyota Motor Credit Corp.	2.60%	01/11/2022	6,000	6,086,811
Volkswagen Group of America Finance LLC (3 mo. USD LIBOR + 0.77%)(b)(c)	2.67%	11/13/2020	4,229	4,246,294
Volkswagen Group of America Finance, LLC (c)	2.50%	09/24/2021	3,500	3,519,983
Volkswagen Group of America Finance, LLC (c)	3.88%	11/13/2020	10,000	10,156,658
				61,148,397
Biotechnology-1.03%
AbbVie, Inc. (3 mo. USD LIBOR + 0.46%)(b)(c)	2.36%	11/19/2021	10,000	10,020,209
AbbVie, Inc.	2.50%	05/14/2020	17,000	17,029,508
				27,049,717
Broadcasting-0.32%
NBCUniversal Enterprise, Inc. (3 mo. USD LIBOR + 0.40%)(b)(c)	2.50%	04/01/2021	8,400	8,431,785
Cable & Satellite-0.08%
Time Warner Cable LLC	5.00%	02/01/2020	2,000	2,008,233
Construction Machinery & Heavy Trucks-0.57%
Caterpillar Financial Services Corp. Series I (3 mo. USD LIBOR + 0.39%)(b)	2.29%	05/17/2021	15,000	15,038,282
Consumer Finance-2.92%
American Express Co. (3 mo. USD LIBOR + 0.33%)(b)	2.27%	10/30/2020	9,200	9,217,777
American Express Co. (3 mo. USD LIBOR + 0.53%)(b)	2.43%	05/17/2021	4,117	4,135,245
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	2.49%	11/05/2021	10,000	10,060,837
American Express Co.	2.75%	05/20/2022	9,135	9,283,368
American Express Credit Corp. (3 mo. USD LIBOR + 0.43%)(b)	2.34%	03/03/2020	1,000	1,000,747
Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(b)	2.39%	10/30/2020	2,000	2,002,779
Capital One N.A.	2.25%	09/13/2021	15,000	15,030,349
Discover Bank	3.10%	06/04/2020	18,350	18,429,632
Nissan Motor Acceptance Corp. (c)	2.25%	01/13/2020	6,500	6,500,702
Nissan Motor Acceptance Corp. (3 mo. USD LIBOR + 0.39%)(b)(c)	2.49%	09/28/2020	1,000	1,000,325
				76,661,761
Data Processing & Outsourced Services-0.17%
Visa, Inc.	2.20%	12/14/2020	4,424	4,441,925
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-24.36%
ABN AMRO Bank N.V. (3 mo. USD LIBOR + 0.41%)(b)(c)	2.38%	01/19/2021	$ 7,143	$ 7,157,745
ABN AMRO Bank N.V. (3 mo. USD LIBOR + 0.57%)(b)(c)	2.49%	08/27/2021	18,221	18,296,564
ANZ New Zealand (Int’l) Ltd. (c)	2.85%	08/06/2020	10,000	10,058,681
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.32%)(b)(c)	2.22%	11/09/2020	5,000	5,009,546
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.49%)(b)(c)	2.39%	11/21/2022	11,163	11,192,956
Australia & New Zealand Banking Group Ltd.	3.30%	05/17/2021	6,000	6,116,427
Bank of America Corp. Series L	2.25%	04/21/2020	10,000	10,012,816
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	2.75%	10/01/2021	4,430	4,446,805
Bank of America, N.A. (3 mo. USD LIBOR + 0.35%)(b)	2.26%	05/24/2021	10,000	10,007,580
Bank of Montreal	1.90%	08/27/2021	6,565	6,560,341
Bank of Montreal (3 mo. USD LIBOR + 0.34%)(b)	2.34%	07/13/2020	5,714	5,725,843
Bank of Montreal Series D (3 mo. USD LIBOR + 0.46%)(b)	2.46%	04/13/2021	5,000	5,020,424
Bank of Montreal	2.90%	03/26/2022	14,189	14,467,119
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.29%)(b)	2.32%	01/08/2021	5,000	5,009,804
Bank of Nova Scotia (The)	2.50%	01/08/2021	10,000	10,067,778
Banque Federative du Credit Mutuel S.A. (3 mo. USD LIBOR + 0.49%)(b)(c)	2.46%	07/20/2020	3,000	3,006,936
BNP Paribas S.A.	2.38%	05/21/2020	4,450	4,458,918
BNP Paribas S.A.	5.00%	01/15/2021	10,000	10,334,023
BNZ International Funding Ltd. (3 mo. USD LIBOR + 0.70%)(b)(c)	2.60%	02/21/2020	1,000	1,001,316
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.72%)(b)	2.84%	06/16/2022	6,732	6,798,052
Citibank, N.A. (SOFR + 0.60%)(b)	2.15%	03/13/2021	7,000	7,014,477
Citigroup, Inc. (3 mo. USD LIBOR + 0.79%)(b)	2.80%	01/10/2020	3,820	3,820,440
Commonwealth Bank of Australia (c)	2.00%	09/06/2021	4,371	4,368,355
Commonwealth Bank of Australia	2.30%	03/12/2020	9,000	9,010,453
Cooperatieve Rabobank U.A.	2.25%	01/14/2020	12,000	12,005,330
Cooperatieve Rabobank U.A. (3 mo. USD LIBOR + 0.43%)(b)	2.37%	04/26/2021	6,275	6,296,599
Cooperatieve Rabobank U.A.	4.50%	01/11/2021	6,491	6,669,839
Credit Agricole Corporate & Investment Bank S.A. (3 mo. USD LIBOR + 0.40%)(b)(c)	2.30%	05/03/2021	10,000	10,020,979
Credit Agricole Corporate & Investment Bank S.A. (3 mo. USD LIBOR + 0.63%)(b)	2.71%	10/03/2021	5,000	5,014,760
Credit Agricole S.A. (3 mo. USD LIBOR + 1.18%)(b)(c)	3.28%	07/01/2021	10,000	10,147,644
DBS Group Holdings Ltd. (3 mo. USD LIBOR + 0.49%)(b)(c)	2.59%	06/08/2020	2,000	2,003,290
DNB Bank A.S.A. (3 mo. USD LIBOR + 0.37%)(b)(c)	2.46%	10/02/2020	3,000	3,007,141
Goldman Sachs Bank USA (SOFR + 0.60%)(b)	2.19%	05/24/2021	7,000	7,005,255
Goldman Sachs Bank USA	3.20%	06/05/2020	5,907	5,945,930
HSBC Bank PLC (c)	4.13%	08/12/2020	4,500	4,566,948
HSBC Holdings PLC (3 mo. USD LIBOR + 0.65%)(b)	2.78%	09/11/2021	7,143	7,164,011
JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.61%)(b)	2.76%	06/18/2022	5,854	5,881,235
JPMorgan Chase Bank, N.A. (3 mo. USD LIBOR + 0.37%)(b)	2.27%	02/19/2021	10,000	10,005,929
JPMorgan Chase Bank, N.A. (3 mo. USD LIBOR + 0.35%)(b)	3.09%	04/26/2021	3,000	3,011,298
Lloyds Bank PLC (3 mo. USD LIBOR + 0.49%)(b)	2.38%	05/07/2021	3,261	3,267,376
Manufacturers and Traders Trust Co.	2.10%	02/06/2020	5,345	5,346,328
Manufacturers and Traders Trust Co. (3 mo. USD LIBOR + 0.27%)(b)	2.21%	01/25/2021	9,000	9,007,797
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 0.65%)(b)	2.59%	07/26/2021	12,372	12,435,291
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 0.79%)(b)	2.73%	07/25/2022	814	819,256
Mitsubishi UFJ Financial Group, Inc.	2.95%	03/01/2021	9,621	9,727,912
Mitsubishi UFJ Financial Group, Inc. (3 mo. USD LIBOR + 1.06%)(b)	3.19%	09/13/2021	5,000	5,059,484
Mizuho Financial Group, Inc. (3 mo. USD LIBOR + 0.94%)(b)	2.85%	02/28/2022	15,702	15,849,628
MUFG Union Bank, N.A.	3.15%	04/01/2022	7,500	7,689,146
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.35%)(b)(c)	2.35%	01/12/2021	3,000	3,004,255
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.51%)(b)(c)	2.41%	05/22/2020	1,500	1,503,227
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.59%)(b)(c)	2.60%	01/10/2020	$ 1,000	$ 1,000,784
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.71%)(b)(c)	2.61%	11/04/2021	20,000	20,207,679
Nordea Bank Abp (3 mo. USD LIBOR + 0.47%)(b)(c)	2.38%	05/29/2020	11,788	11,811,747
Nordea Bank Abp (3 mo. USD LIBOR + 0.40%)(b)	2.50%	03/27/2020	5,000	5,006,049
Nordea Bank Abp (c)	4.88%	05/13/2021	12,000	12,433,698
PNC Bank, N.A. (3 mo. USD LIBOR + 0.31%)(b)	2.44%	06/10/2021	10,000	10,010,118
PNC Bank, N.A.	2.45%	11/05/2020	9,261	9,306,718
PNC Bank, N.A. (3 mo. USD LIBOR + 0.35%)(b)	2.48%	03/12/2021	10,000	10,009,676
Regions Bank (3 mo. USD LIBOR + 0.50%)(b)	2.41%	08/13/2021	6,650	6,652,889
Royal Bank of Canada (3 mo. USD LIBOR + 0.47%)(b)	2.40%	04/29/2022	10,000	10,033,145
Skandinaviska Enskilda Banken AB (3 mo. USD LIBOR + 0.43%)(b)(c)	2.33%	05/17/2021	5,000	5,013,450
Skandinaviska Enskilda Banken AB (c)	3.05%	03/25/2022	12,000	12,240,483
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.35%)(b)	2.35%	01/17/2020	2,000	2,001,262
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.35%)(b)	2.35%	07/16/2021	20,000	20,011,038
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.37%)(b)	2.37%	10/16/2020	8,333	8,354,531
Sumitomo Mitsui Banking Corp.	2.51%	01/17/2020	6,364	6,368,698
Sumitomo Mitsui Financial Group, Inc. (3 mo. USD LIBOR + 1.14%)(b)	3.11%	10/19/2021	4,275	4,333,698
Svenska Handelsbanken AB	1.95%	09/08/2020	12,425	12,427,521
Svenska Handelsbanken AB (3 mo. USD LIBOR + 1.15%)(b)	3.25%	03/30/2021	10,000	10,126,773
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.24%)(b)	2.18%	01/25/2021	3,000	3,004,008
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.43%)(b)	2.57%	06/11/2021	10,000	10,034,374
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.35%)(b)	2.75%	07/22/2022	10,000	9,975,705
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.90%)(b)	2.90%	07/13/2021	4,225	4,274,762
Toronto-Dominion Bank (The)	3.15%	09/17/2020	2,973	3,002,247
United Overseas Bank Ltd. (3 mo. USD LIBOR + 0.48%)(b)(c)	2.41%	04/23/2021	4,700	4,712,580
US Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	2.21%	02/04/2021	9,375	9,394,776
US Bank N.A. (3 mo. USD LIBOR + 0.32%)(b)	2.26%	04/26/2021	12,500	12,532,724
US Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	2.28%	11/16/2021	4,545	4,560,345
US Bank N.A.	3.05%	07/24/2020	10,000	10,066,388
Wells Fargo Bank, N.A. (3 mo. USD LIBOR + 0.38%)(b)	2.28%	05/21/2021	10,000	10,007,686
Westpac Banking Corp. (3 mo. USD LIBOR + 0.28%)(b)	2.19%	05/15/2020	2,333	2,335,181
Westpac Banking Corp. (3 mo. USD LIBOR + 0.34%)(b)	2.28%	01/25/2021	10,064	10,087,579
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(b)	2.54%	03/06/2020	2,000	2,002,453
Westpac Banking Corp.	2.60%	11/23/2020	3,000	3,019,168
Westpac Banking Corp. (3 mo. USD LIBOR + 0.85%)(b)	2.75%	08/19/2021	6,991	7,059,450
Westpac Banking Corp.	3.05%	05/15/2020	5,136	5,161,776
				640,000,446
Diversified Capital Markets-2.48%
Credit Suisse AG	3.00%	10/29/2021	11,391	11,594,285
Credit Suisse AG	4.38%	08/05/2020	10,000	10,161,910
Macquarie Bank Ltd. (3 mo. USD LIBOR + 0.45%)(b)(c)	2.36%	11/24/2021	15,000	15,004,355
Macquarie Bank Ltd. (c)	2.85%	01/15/2021	13,000	13,119,898
UBS AG (3 mo. USD LIBOR + 0.58%)(b)(c)	2.68%	06/08/2020	5,000	5,011,123
UBS AG	4.88%	08/04/2020	10,000	10,194,199
				65,085,770
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Utilities-0.69%
Duke Energy Florida LLC	2.10%	12/15/2019	$ 203	$ 203,388
Duke Energy Florida LLC Series A (3 mo. USD LIBOR + 0.25%)(b)	2.17%	11/26/2021	5,000	5,002,539
NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.48%)(b)	2.38%	05/04/2021	8,156	8,170,663
NextEra Energy Capital Holdings, Inc. Series H	3.34%	09/01/2020	4,800	4,844,972
				18,221,562
Health Care Services-1.48%
Cigna Corp. (3 mo. USD LIBOR + 0.35%)(b)	2.49%	03/17/2020	8,000	8,004,691
Cigna Corp.	3.20%	09/17/2020	10,000	10,089,255
CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(b)	2.73%	03/09/2020	10,774	10,789,683
CVS Health Corp.	3.13%	03/09/2020	10,000	10,029,208
				38,912,837
Insurance Brokers-0.82%
Aon Corp.	5.00%	09/30/2020	9,571	9,807,659
Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(b)	3.30%	12/29/2021	4,000	4,002,369
Marsh & McLennan Cos., Inc.	3.50%	12/29/2020	7,706	7,835,491
				21,645,519
Integrated Oil & Gas-0.38%
BP Capital Markets PLC	2.52%	01/15/2020	10,000	10,007,060
Integrated Telecommunication Services-1.67%
AT&T, Inc.	2.45%	06/30/2020	10,000	10,015,905
AT&T, Inc. (3 mo. USD LIBOR + 0.65%)(b)	2.65%	01/15/2020	10,000	10,009,307
Verizon Communications, Inc. (3 mo. USD LIBOR + 0.55%)(b)	2.45%	05/22/2020	23,700	23,748,010
				43,773,222
Investment Banking & Brokerage-1.84%
Goldman Sachs Group, Inc. (The)	2.60%	04/23/2020	3,000	3,006,011
Goldman Sachs Group, Inc. (The)	2.75%	09/15/2020	5,000	5,026,212
Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.16%)(b)	3.09%	04/23/2020	5,000	5,016,602
Morgan Stanley (SOFR + 0.83%)(b)	2.67%	06/10/2022	12,000	12,033,958
Morgan Stanley (3 mo. USD LIBOR + 1.40%)(b)	3.37%	04/21/2021	6,000	6,094,027
Morgan Stanley	5.75%	01/25/2021	16,414	17,093,059
				48,269,869
IT Consulting & Other Services-0.38%
International Business Machines Corp. (3 mo. USD LIBOR + 0.40%)(b)	2.31%	05/13/2021	10,000	10,042,044
Life & Health Insurance-4.71%
AIG Global Funding (c)	2.15%	07/02/2020	7,638	7,648,404
AIG Global Funding Series 2019-A2, Class A(c)	2.30%	07/01/2022	5,000	5,022,736
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	2.57%	06/25/2021	2,000	2,008,188
Jackson National Life Global Funding (c)	2.10%	10/25/2021	10,350	10,368,515
Jackson National Life Global Funding (3 mo. USD LIBOR + 0.30%)(b)(c)	2.30%	10/15/2020	5,000	5,006,435
Jackson National Life Global Funding (c)	3.30%	02/01/2022	10,000	10,273,919
Metropolitan Life Global Funding I (c)	2.05%	06/12/2020	2,000	2,001,838
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	2.20%	09/07/2020	3,601	3,609,235
Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(b)(c)	2.26%	01/08/2021	15,202	15,214,656
Metropolitan Life Global Funding I (c)	2.40%	01/08/2021	3,945	3,965,403
Metropolitan Life Global Funding I (c)	2.50%	12/03/2020	17,000	17,107,287
New York Life Global Funding (c)	2.00%	04/13/2021	5,125	5,134,254
New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(b)(c)	2.22%	01/28/2021	3,500	3,507,817
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance-(continued)
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	2.23%	08/06/2021	$ 3,335	$ 3,345,357
New York Life Global Funding (3 mo. USD LIBOR + 0.16%)(b)(c)	2.26%	10/01/2020	8,000	8,011,376
New York Life Global Funding (c)	2.30%	06/10/2022	5,000	5,040,252
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	2.44%	07/12/2022	8,889	8,914,257
Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(b)(c)	2.41%	06/26/2020	7,500	7,507,879
				123,687,808
Managed Health Care-0.38%
UnitedHealth Group, Inc.	2.70%	07/15/2020	10,000	10,048,437
Movies & Entertainment-0.26%
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.25%)(b)	2.16%	09/01/2021	4,762	4,775,638
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.19%)(b)	2.32%	06/05/2020	2,000	2,002,085
				6,777,723
Multi-line Insurance-0.29%
MassMutual Global Funding II (c)	2.50%	04/13/2022	7,500	7,589,522
Multi-Utilities-0.27%
WEC Energy Group, Inc.	3.38%	06/15/2021	7,000	7,138,807
Oil & Gas Refining & Marketing-0.07%
Phillips 66 (3 mo. USD LIBOR + 0.60%)(b)	2.52%	02/26/2021	1,811	1,811,019
Pharmaceuticals-0.67%
Bayer US Finance II LLC (3 mo. USD LIBOR + 0.63%)(b)(c)	2.74%	06/25/2021	6,798	6,820,755
Bristol-Myers Squibb Co. (3 mo. USD LIBOR + 0.20%)(b)(c)	2.10%	11/16/2020	7,500	7,505,803
GlaxoSmithKline Capital PLC (3 mo. USD LIBOR + 0.35%)(b)	2.26%	05/14/2021	3,378	3,386,143
				17,712,701
Regional Banks-3.81%
BB&T Corp.	2.63%	06/29/2020	11,417	11,456,855
Branch Banking & Trust Co. (3 mo. USD LIBOR + 0.22%)(b)	2.13%	06/01/2020	5,000	5,002,987
Branch Banking & Trust Co.	2.85%	04/01/2021	8,000	8,085,043
Citizens Bank, N.A.	2.25%	10/30/2020	6,158	6,176,681
Citizens Bank, N.A.	2.45%	12/04/2019	10,000	10,000,123
Citizens Bank, N.A. (3 mo. USD LIBOR + 0.57%)(b)	2.49%	05/26/2020	5,097	5,107,704
Citizens Bank, N.A. (3 mo. USD LIBOR + 0.72%)(b)	2.63%	02/14/2022	5,000	5,027,627
Citizens Bank, N.A.	3.25%	02/14/2022	2,548	2,608,333
Fifth Third Bank	3.35%	07/26/2021	4,999	5,106,651
Huntington National Bank (The)	3.13%	04/01/2022	2,682	2,746,094
KeyBank N.A.	2.25%	03/16/2020	4,478	4,482,249
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	2.57%	02/01/2022	11,539	11,622,655
SunTrust Bank (3 mo. USD LIBOR + 0.50%)(b)	2.44%	10/26/2021	5,517	5,526,125
SunTrust Bank (3 mo. USD LIBOR + 0.59%)(b)	2.49%	05/17/2022	14,167	14,238,268
SunTrust Banks, Inc.	2.25%	01/31/2020	3,000	3,000,713
				100,188,108
Restaurants-0.45%
Starbucks Corp.	2.10%	02/04/2021	11,688	11,714,465
Semiconductors-0.38%
QUALCOMM, Inc. (3 mo. USD LIBOR + 0.55%)(b)	2.45%	05/20/2020	10,000	10,012,971
Soft Drinks-0.57%
Coca-Cola Co. (The) (c)	0.00%	12/09/2019	15,000	14,993,629
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Technology Hardware, Storage & Peripherals-0.04%
Apple, Inc.	1.80%	05/11/2020	$ 1,132	$ 1,132,087
Thrifts & Mortgage Finance-0.30%
Nationwide Building Society (c)	2.45%	07/27/2021	7,800	7,831,285
Trucking-0.24%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	2.86%	06/01/2021	6,383	6,403,771
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,446,588,976)					1,453,565,684
Commercial Paper-19.96%(d)
Aerospace & Defense-0.73%
Boeing Co. (The)(c)	2.17%	02/19/2020	19,330	19,241,545
Agricultural & Farm Machinery-0.72%
CNH Industrial Capital LLC(c)	2.29%	01/07/2020	9,025	9,006,785
CNH Industrial Capital LLC(c)	2.29%	01/13/2020	10,000	9,971,970
				18,978,755
Asset-Backed Securities - Fully Supported Bank-0.68%
Great Bridge Capital Co., LLC(c)	2.01%	02/04/2020	18,000	17,942,849
Automobile Manufacturers-0.45%
VW Credit, Inc. (Germany)(c)	2.01%	03/16/2020	12,000	11,927,748
Consumer Finance-0.76%
Ford Motor Credit Co. LLC(c)	2.51%	01/21/2020	20,000	19,921,619
Diversified Banks-3.01%
Banco Santander S.A. (Spain)	2.06%	04/03/2020	20,000	19,872,250
Bank of China Ltd. (China)	2.03%	12/04/2019	10,000	9,997,049
Barclays Bank PLC (United Kingdom); Series 2010-1	2.09%	02/20/2020	20,000	19,920,300
Lloyds Bank PLC (United Kingdom) (1 mo. USD LIBOR + 0.45%)(b)	2.18%	08/19/2020	15,000	15,016,889
Santander UK PLC (United Kingdom)	1.94%	06/29/2020	14,500	14,339,999
				79,146,487
Diversified Capital Markets-1.21%
DXC Capital Funding Ltd.(c)	1.90%	12/20/2019	6,825	6,817,774
White Plains Capital Co., LLC(c)	2.38%	02/20/2020	15,000	14,938,649
White Plains Capital Co., LLC(c)	2.23%	03/06/2020	10,000	9,950,782
				31,707,205
Diversified Metals & Mining-0.95%
Glencore Funding LLC (Switzerland)(c)	1.93%	12/12/2019	25,000	24,982,694
Electric Utilities-0.85%
Entergy Corp.(c)	2.25%	12/05/2019	12,000	11,996,300
Entergy Corp.(c)	2.14%	01/23/2020	10,400	10,367,698
				22,363,998
Gas Utilities-0.30%
WGL Holdings, Inc.(c)	2.13%	01/08/2020	8,000	7,983,218
Health Care Equipment-0.29%
Boston Scientific Corp.(c)	2.21%	01/10/2020	7,500	7,483,646
Health Care Facilities-0.21%
CommonSpirit Health; Series A	2.07%	03/12/2020	5,413	5,382,069
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care REITs-0.76%
Healthpeak Properties, Inc.(c)	1.88%	12/03/2019	$ 10,000	$ 9,998,097
Healthpeak Properties, Inc.(c)	1.88%	12/13/2019	10,000	9,992,623
				19,990,720
Hotels, Resorts & Cruise Lines-1.48%
Royal Caribbean Cruises Ltd.(c)	2.26%	01/14/2020	13,950	13,912,532
Royal Caribbean Cruises Ltd.(c)	2.11%	01/17/2020	10,000	9,971,294
Royal Caribbean Cruises Ltd.(c)	1.95%	12/03/2019	10,000	9,998,005
Royal Caribbean Cruises Ltd.(c)	2.06%	01/30/2020	5,000	4,981,564
				38,863,395
Household Products-1.44%
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.49%	12/03/2019	10,000	9,998,166
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.44%	03/02/2020	13,000	12,935,573
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.23%	02/20/2020	7,000	6,970,079
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.13%	06/23/2020	8,000	7,907,540
				37,811,358
Integrated Oil & Gas-0.48%
Eni Finance USA, Inc. (Italy)(c)	2.11%	01/22/2020	12,700	12,663,976
Integrated Telecommunication Services-0.38%
AT&T, Inc.; Series 2019-B, Class A2B(c)	2.75%	12/11/2019	10,000	9,993,917
Managed Health Care-0.67%
Humana, Inc.(c)	2.06%	01/03/2020	17,500	17,465,002
Multi-Utilities-0.86%
Public Service Enterprise Group Inc.,(c)	2.15%	01/23/2020	18,600	18,546,151
Public Service Enterprise Group Inc.,(c)	1.99%-2.16%	01/21/2020	4,000	3,988,864
				22,535,015
Oil & Gas Storage & Transportation-1.02%
ETP Legacy L.P.(c)	2.00%-2.05%	12/02/2019	26,700	26,694,081
Packaged Foods & Meats-0.27%
Mondelez International, Inc.(c)	2.08%	01/15/2020	7,000	6,982,828
Paper Packaging-0.89%
Bemis Co., Inc.(c)	1.85%	12/06/2019	23,489	23,480,925
Pharmaceuticals-0.03%
Pfizer, Inc.(c)	1.92%	02/13/2020	800	797,245
Trucking-0.57%
Aviation Capital Group LLC(c)	1.95%	12/13/2019	15,000	14,989,418
Wireless Telecommunication Services-0.95%
Vodafone Group PLC (United Kingdom)(c)	2.30%	12/02/2019	25,000	24,996,344
Total Commercial Paper (Cost $524,232,465)					524,326,057
Asset-Backed Securities-13.84%
Auto Loans/Leases-6.97%
ARI Fleet Lease Trust; Series 2017-A, Class A2(c)	1.91%	04/15/2026	1,017	1,015,960
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
CarMax Auto Owner Trust;
Series 2017-2, Class A3	1.93%	03/15/2022	$ 4,770	$ 4,769,733
Series 2019-2, Class A2A	2.69%	07/15/2022	7,000	7,036,837
Chesapeake Funding II LLC (Canada);
Series 2017-2A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	2.22%	05/15/2029	734	734,235
Series 2017-3A, Class A2 (1 mo. USD LIBOR + 0.34%)(b)(c)	2.11%	08/15/2029	1,629	1,628,384
Series 2017-4A, Class A1(c)	2.12%	11/15/2029	1,268	1,267,481
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	5,624	5,726,251
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	5,191	5,258,228
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	2.22%	04/15/2030	10,674	10,685,016
Enterprise Fleet Financing LLC;
Class 2017-1, Class A2(c)	2.13%	07/20/2022	261	260,717
Series 2017-2, Class A2(c)	1.97%	01/20/2023	320	319,517
Series 2019-1, Class A2(c)	2.98%	10/22/2024	7,750	7,839,991
Ford Credit Floorplan Master Owner Trust; Series 2017-1, Class A2 (1 mo. USD LIBOR + 0.42%)(b)	2.19%	05/15/2022	2,000	2,001,782
GM Financial Automobile Leasing Trust; Series 2018-3, Class A2A	2.89%	09/21/2020	582	582,962
GM Financial Consumer Automobile Receivables Trust; Series 2018-3, Class A2A	2.74%	07/16/2021	1,446	1,447,943
Hertz Vehicle Financing II L.P.; Series 2015-1A, Class A(c)	2.73%	03/25/2021	13,532	13,552,864
Mercedes-Benz Auto Lease Trust; Series 2019-A, Class A2	3.01%	02/16/2021	4,910	4,922,974
Mercedes-Benz Master Owner Trust; Series 2018-AA, Class A (1 mo. USD LIBOR + 0.26%)(b)(c)	2.03%	05/16/2022	5,000	5,001,285
NextGear Floorplan Master Owner Trust;
Series 2017-2A, Class A1 (1 mo. USD LIBOR + 0.68%)(b)(c)	2.45%	10/17/2022	1,900	1,904,638
Series 2017-1A, Class A1 (1 mo. USD LIBOR + 0.85%)(b)(c)	2.62%	04/18/2022	5,000	5,009,171
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	2.42%	02/15/2024	12,750	12,782,316
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	2.47%	10/15/2024	10,000	10,007,398
Nissan Auto Lease Trust; Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.27%)(b)	2.04%	10/15/2021	12,000	12,015,214
Santander Retail Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.36%)(b)(c)	2.08%	04/20/2022	8,000	7,997,644
Series 2019-C, Class A2B (1 mo. USD LIBOR + 0.34%)(b)(c)	2.06%	09/20/2022	10,000	10,004,952
Tesla Auto Lease Trust; Series 2019-A, Class A2(c)	2.13%	04/20/2022	20,000	20,002,084
Volvo Financial Equipment LLC(c)	2.54%	02/15/2022	12,472	12,508,406
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD LIBOR + 0.52%)(b)(c)	2.29%	07/17/2023	10,000	10,048,987
World Omni Automobile Lease Securitization Trust; Series 2019-A, Class A2	2.89%	11/15/2021	6,795	6,831,941
				183,164,911
Consumer Finance-0.47%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,303,882
Credit Cards-2.92%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024	12,000	12,265,617
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	2.26%	12/07/2023	15,500	15,582,075
Discover Card Execution Note Trust; Series 2019-A2, Class A (1 mo. USD LIBOR + 0.27%)(b)	2.04%	12/15/2023	7,500	7,515,303
Evergreen Credit Card Trust (Canada);
Series 2018-2, Class A (1 mo. USD LIBOR + 0.35%)(b)(c)	2.12%	07/15/2022	8,500	8,507,811
Series 2019-1, Class A (1 mo. USD LIBOR + 0.48%)(b)(c)	2.25%	01/15/2023	8,000	8,021,549
Series 2019-3, Class A (1 mo. USD LIBOR + 0.37%)(b)(c)	2.22%	10/16/2023	10,200	10,204,839
Golden Credit Card Trust (Canada); Series 2019-1A, Class A (1 mo. USD LIBOR + 0.45%)(b)(c)	2.22%	12/15/2022	14,500	14,547,508
				76,644,702
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Equipment Leasing-1.61%
CNH Equipment Trust; Series 2018-B, Class A2	2.93%	12/15/2021	$ 2,841	$ 2,848,214
Dell Equipment Finance Trust;
Series 2018-1, Class A2A(c)	2.97%	10/22/2020	775	776,127
Series 2019-1, Class A2(c)	2.78%	08/23/2021	8,500	8,550,277
Series 2019-2, Class A2(c)	1.95%	12/22/2021	12,000	11,994,647
MMAF Equipment Finance LLC;
Series 2014-A, Class A4(c)	1.59%	02/08/2022	229	228,993
Series 2019-A, Class A2(c)	2.84%	01/10/2022	6,750	6,781,940
Transportation Finance Equipment Trust; Series 2019-1, Class A2(c)	1.90%	01/24/2022	9,500	9,488,553
Verizon Owner Trust; Series 2017-1A, Class A(c)	2.06%	09/20/2021	1,518	1,518,051
				42,186,802
Industrial Machinery-0.27%
John Deere Owner Trust; Series 2019-A, Class A2	2.85%	12/15/2021	7,159	7,183,248
Specialized Finance-1.60%
Navient Student Loan Trust;
Series 2019-A, Class A1(c)	3.03%	01/15/2043	2,412	2,426,276
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	2.21%	09/27/2066	19,067	19,046,770
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	1.98%	02/27/2068	8,981	8,986,014
Series 2019-FA, Class A1(c)	2.18%	08/15/2068	6,500	6,502,165
Social Professional Loan Program LLC; Series 2019-B, Class A1(c)	2.78%	08/17/2048	5,117	5,150,798
				42,112,023
Total Asset-Backed Securities (Cost $362,284,166)					363,595,568
Certificates of Deposit-2.63%
Diversified Banks-1.68%
Cooperatieve Rabobank U.A. (Netherlands); Series B (3 mo. USD LIBOR + 0.30%)(b)	2.44%	06/17/2021	15,000	15,007,894
Standard Chartered Bank (United Kingdom) (3 mo. USD LIBOR + 0.28%)(b)	2.19%	11/06/2020	20,000	20,002,871
Swedbank AB (Sweden) (3 mo. USD LIBOR + 0.40%)(b)	2.34%	04/27/2021	9,000	8,980,740
				43,991,505
Diversified Capital Markets-0.95%
Credit Suisse AG (Switzerland) (3 mo. USD LIBOR + 0.24%)(b)	2.15%	12/04/2020	12,000	12,001,676
Natixis S.A. (France) (3 mo. USD LIBOR + 0.17%)(b)	2.27%	03/27/2020	13,000	13,002,651
				25,004,327
Total Certificates of Deposit (Cost $68,980,572)					68,995,832
U.S. Treasury Securities-0.75%
U.S. Treasury Bills-0.75%(d)
U.S. Treasury Bills (Cost $19,720,284)	1.80%	09/10/2020	20,000	19,753,607
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-92.50% (Cost $2,421,806,463)					2,430,236,748
			Repurchase Amount
Repurchase Agreements-8.56%(e)
Bofa Securities, Inc., open agreement dated 08/01/2019 (collateralized by foreign corporate obligations valued at $25,500,273; 4.13% - 5.63%; 11/13/2024 - 02/26/2044) (f)	1.79%	-	-	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by a domestic non-agency asset-backed security, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $27,500,001; 0.33% - 6.70%; 12/25/2036 - 09/25/2047) (f)	2.39%	-	-	25,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $10,209,025; 4.85% - 7.69%; 05/30/2022 - 01/23/2050) (f)	2.41%	-	$ -	$ 10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $12,633,662; 0.72% - 5.00%; 04/01/2024 - 12/15/2049) (f)	1.95%	-	-	12,000,000
Nomura Securities International, Inc., joint term agreement dated 10/01/2019, aggregate maturing value of $53,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $58,300,002; 6.44%; 03/25/2048) (b)	2.70%	04/28/2020	25,000,000	25,000,000
RBC Capital Markets LLC, term agreement dated 11/19/2019, maturing value of $25,135,529 (collateralized by domestic and foreign corporate obligations valued at $27,500,432; 2.35% - 11.00%; 12/15/2019 - 05/17/2066)	2.15%	02/18/2020	25,135,529	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $27,094,664; 2.14% - 12.00%; 11/16/2020 - 06/05/2115) (f)	1.72%	-	-	25,000,000
Societe Generale, joint open agreement dated 11/05/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $54,849,642; 1.88% - 13.00%; 09/15/2020 - 10/10/2079) (f)	2.43%	-	-	50,000,000
Wells Fargo Securities, LLC, joint term agreement dated 11/07/2019, aggregate maturing value of $45,195,225 (collateralized by a domestic non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $48,100,001; 0.50% - 4.66%; 04/11/2023 - 12/15/2059)	2.74%	01/03/2020	28,121,473	28,000,000
Total Repurchase Agreements (Cost $225,000,000)					225,000,000
TOTAL INVESTMENTS IN SECURITIES-101.06% (Cost $2,646,806,463)					2,655,236,748
OTHER ASSETS LESS LIABILITIES-(1.06)%					(27,790,056)
NET ASSETS-100.00%					$2,627,446,692
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,134,490,275, which represented 43.18% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Principal amount equals value at period end.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund